Borrowings (Details) - USD ($) $ in Thousands		6 Months Ended
	Jun. 26, 2026	Jun. 30, 2026	Dec. 31, 2025
Borrowings [Line Items]
Borrowing drawdown		36 months
Security interest		$ 7,500
Bearing interest		1.00%
Received borrowings amount		$ 7,425	$ 5,183
Monthly instalments period	10 months
Premium Finance Agreement [Member]
Borrowings [Line Items]
Finance insurance premiums	$ 700
Finance insurance premiums down payment	77
Total finance charges	$ 24,512
Total finance charges percentage	7.56%
Bulawayo Mining Company (Private) Limited [Member]
Borrowings [Line Items]
Received borrowings amount		$ 5,000